Contract Liabilities - Summary of Current and Non-current Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Long-term contract liabilities	₺ 1,193,665	₺ 1,248,479
Short-term contract liabilities	1,312,519	1,401,669
Total	2,506,184	2,650,148
Revenue related to liabilities carried forward	₺ 1,401,669	₺ 1,507,988